PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 20, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash	¥ 349,785,624	$ 54,888,997	¥ 439,492,788
Prepayments and other current assets	99,777,088	15,657,202	58,629,416
Total current assets	469,842,783	73,728,584	682,820,789
Non-current assets
Total non-current assets	140,319,805	22,019,239	262,008,756
Total assets	610,162,588	95,747,823	944,829,545
Current liabilities
Accrued expenses and other current liabilities	82,962,351	13,018,602	118,958,796
Total current liabilities	152,312,966	23,901,227	176,680,478
Non-current liabilities
Convertible debt					¥ 31,800,000	$ 4,500,000
Total non-current liabilities	11,903,096	1,867,855	10,954,883
Total liabilities	164,216,062	25,769,082	187,635,361
Shareholders' equity:
Additional paid-in capital	2,204,845,216	345,988,328	2,188,870,625
Accumulated other comprehensive loss	(125,113,629)	(19,633,059)	(107,514,737)
Accumulated deficit	(1,633,797,666)	(256,378,506)	(1,324,173,722)
Total shareholders' equity	445,946,526	69,978,741	757,194,184	¥ (1,387,500,033)			¥ (685,037,291)
Total liabilities and shareholders' equity	610,162,588	95,747,823	944,829,545
Parent Company | Reportable Legal Entities
Current assets
Cash	15,988,107		261,878,455
Prepayments and other current assets	4,285,975		1,483,169
Total current assets	20,274,082		263,361,624
Non-current assets
Investment in subsidiaries and consolidated VIE and VIE's subsidiaries	437,336,118		517,611,994
Total non-current assets	437,336,118		517,611,994
Total assets	457,610,200		780,973,618
Current liabilities
Accrued expenses and other current liabilities	11,663,674		23,779,434
Total current liabilities	11,663,674		23,779,434
Shareholders' equity:
Additional paid-in capital	2,204,845,216		2,188,870,625
Accumulated other comprehensive loss	(125,113,629)		(107,514,737)
Accumulated deficit	(1,633,797,666)		(1,324,173,722)
Total shareholders' equity	445,946,526		757,194,184
Total liabilities and shareholders' equity	457,610,200		780,973,618
Series A Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				29,751,569
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				17,959,327			16,359,651
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				483,612,008			239,225,246
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				327,278,389			178,003,498
Series C-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				258,898,069			150,811,043
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity
Total mezzanine equity				¥ 612,978,394			¥ 460,765,137
Class A
Shareholders' equity:
Ordinary Shares	9,487	1,489	8,572
Class A | Parent Company | Reportable Legal Entities
Shareholders' equity:
Ordinary Shares	9,487		8,572
Class B
Shareholders' equity:
Ordinary Shares	3,118	$ 489	3,446
Class B | Parent Company | Reportable Legal Entities
Shareholders' equity:
Ordinary Shares	¥ 3,118		¥ 3,446